United States
 Securities And Exchange Commission
       Washington, DC  20549

             FORM  13F

        FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 2000

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
          34th Floor
          New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:   Manager
Phone:   212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY August 14, 2000

Report Type (Check only one.)

[X]    13F   HOLDINGS REPORT
[   ]  13F   NOTICE
[   ]  13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name


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                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                            June 30, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Access Worldwide               COM              004319109       41    39510 SH       Sole                    39510
Avanex Corp./R 3/01            COM              05348W109      922     9658 SH       Sole                     9658
Bank of New York               COM              064057102     9040   194400 SH       Sole                   194400
Boeing Corp.                   COM              097023105    10863   259800 SH       Sole                   259800
Calico Commerce                COM              129897104      724    44578 SH       Sole                    44578
Cintas Corp                    COM              172908105     5359   146075 SH       Sole                   146075
Cox Comm CL A                  COM              224044107     7843   172140 SH       Sole                   172140
Dal-Tile Int'l                 COM              23426R108     7026   851590 SH       Sole                   851590
Dal-Tile Int'l/R 12/01         COM              23426R108     1952   236634 SH       Sole                   236634
EntreMed, Inc.                 COM              29382F103     4518   150900 SH       Sole                   150900
Exxon Mobil Corp.              COM              30231G102     6469    82077 SH       Sole                    82077
H & R Block, Inc.              COM              093671105     6006   185500 SH       Sole                   185500
Hawaiian Electric              COM              419870100      591    18000 SH       Sole                    18000
Integ, Inc.                    COM              458100104       25    15929 SH       Sole                    15929
Japan OTC Fund                 COM              471091108     2354   247800 SH       Sole                   247800
Latitude Comm                  COM              518292107      507    45354 SH       Sole                    45354
Linear Technology              COM              535678106    33807   528750 SH       Sole                   528750
MBIA, Inc.                     COM              55262C100     8611   178700 SH       Sole                   178700
Mettler-Toledo Int'l           COM              592688105    16374   409352 SH       Sole                   409352
Molex Inc. Cl A                COM              608554200     9922   283500 SH       Sole                   283500
Monarch Dental/R 9/00          COM              609044102      103    31050 SH       Sole                    31050
Netcentives, Inc.              COM              64108P101      305    16352 SH       Sole                    16352
Nortel Networks Corp.          COM              656568102     3336    48700 SH       Sole                    48700
Pennzoil-Quaker State          COM              709323109     7189   596000 SH       Sole                   596000
Praxair, Inc.                  COM              74005P104     8766   234150 SH       Sole                   234150
Rational Software              COM              75409P202      325     3500 SH       Sole                     3500
Redback Netwk/R 7/01           COM              757209101     1750     9832 SH       Sole                     9832
Rogers Comm, Inc.              COM              775109200      399    14000 SH       Sole                    14000
Schlumberger Ltd.              COM              806857108     9429   126350 SH       Sole                   126350
SpectraLink Corp.              COM              847580107      141     9645 SH       Sole                     9645
St Mary Land & Expl.           COM              792228108    27119   644731 SH       Sole                   644731
Summo Minerals                 COM              86636K106      141  1664730 SH       Sole                  1664730
Tibco Software Inc.            COM              88632Q103     3137    29064 SH       Sole                    29064
Tidewater Inc.                 COM              886423102     1408    39100 SH       Sole                    39100
Transocean Sedco Forex         COM              G90078109     6984   130700 SH       Sole                   130700
Waters Corporation             COM              941848103    10066    80650 SH       Sole                    80650
REPORT SUMMARY                 36 DATA RECORDS              213552            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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